Cover page	May 02, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 02, 2022
Entity Registrant Name	AFFILIATED MANAGERS GROUP, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-13459
Entity Tax Identification Number	04-3218510
Entity Address, Address Line One	777 South Flagler Drive
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	800
Local Phone Number	345-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001004434
Amendment Flag	false
Common Stock ($0.01 par value)
Entity Information [Line Items]
Title of 12(b) Security	Common Stock ($0.01 par value)
Trading Symbol	AMG
Security Exchange Name	NYSE
5.875% Junior Subordinated Notes due 2059
Entity Information [Line Items]
Title of 12(b) Security	5.875% Junior Subordinated Notes due 2059
Trading Symbol	MGR
Security Exchange Name	NYSE
Four Point Seventy Five Junior Subordinated Notes Due 2060
Entity Information [Line Items]
Title of 12(b) Security	4.750% Junior Subordinated Notes due 2060
Trading Symbol	MGRB
Security Exchange Name	NYSE
Four Point Two Junior Subordinated Notes Due 2061
Entity Information [Line Items]
Title of 12(b) Security	4.200% Junior Subordinated Notes due 2061
Trading Symbol	MGRD
Security Exchange Name	NYSE